FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Canadian dollar contracts - 2024	Dec. 31, 2023 CAD ($) $ / $
Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.36
Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.41
Currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 75,000,000